Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Aug. 31, 2024	Oct. 31, 2023	Aug. 31, 2023	Oct. 31, 2022	Aug. 31, 2022	Apr. 06, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000234391
Account Value [Line Items]
Line Graph and Table Measure Name	Energy Transition & Infrastructure ETF (at NAV) $12,437
Account Value	$ 12,437	$ 11,947		$ 9,689		$ 9,621	$ 10,000
C000248822
Account Value [Line Items]
Line Graph and Table Measure Name	Short Duration Income ETF (at NAV) $12,092
Account Value	$ 12,092		$ 11,131		$ 10,603			$ 11,358	$ 10,999	$ 10,750	$ 10,276	$ 10,246	$ 10,170	$ 10,064	$ 10,000
Neuberger Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net) $12,372
Account Value	$ 12,372	$ 12,369		$ 10,020		$ 8,793	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index $11,593
Account Value	$ 11,593		10,487		10,450			12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year U.S. Government/Credit Bond Index $11,672
Account Value	$ 11,672		$ 10,986		$ 10,643			$ 11,189	$ 11,194	$ 10,827	$ 10,323	$ 10,288	$ 10,219	$ 10,087	$ 10,000